ACQUISITIONS AND OTHER ARRANGEMENTS - Schedule of Total Consideration for Saudia Arabia Joint Venture (Details) - Saudi Arabia Joint Venture $ in Millions	1 Months Ended
Nov. 30, 2018 USD ($)
Acquisitions And Collaborations [Line Items]
Cash	$ 2
Fair value of equity investment	39
Noncontrolling interest	39
Total consideration transferred	$ 80